Document and Entity Information	May 28, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Registrant Name	Fidelity Advisor Series II
Central Index Key	0000795422
Investment Company Type	N-1A
Amendment Flag	false